Share based compensation - Equity-settled share-based compensation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) EUR (€) € / shares	Dec. 31, 2021 EUR (€) USD ($) € / shares	Dec. 31, 2020 USD ($) item € / shares
Disclosure of terms and conditions of share based payment arrangement
Shares representing the Exercisable Warrants at December 31	2,578,750	1,993,000	1,007,500
Share based payment reserve
Disclosure of terms and conditions of share based payment arrangement
Exercisable warrants at December 31 | $	718,400	591,015	550,915
Shares representing the Exercisable Warrants at December 31 | $	795,745	693,310	1,007,500
Weighted average exercise price per share | € / shares	€ 15.09	€ 13.10	€ 9.17
Weighted average share price at the date of exercise | € / shares	€ 15.03	€ 21.45